STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 137	$ 324,053	$ 1,222	$ (219,296)	$ 106,116
Balance, shares at Dec. 31, 2014	50,254,492
Options exercised	$ 1	971			972
Options exercised, shares	317,752
Stock-based compensation relating to options issued to non-employees		299			299
Stock-based compensation relating to options issued to employees and directors		3,474			3,474
Changes in other comprehensive income from marketable securities			(641)		(641)
Changes in other comprehensive income from foreign currency derivative contracts			(160)		(160)
Net loss				(20,163)	(20,163)
Balance at Dec. 31, 2015	138	328,797	421	239,459	$ 89,897
Balance, shares at Dec. 31, 2015					50,572,244
Options exercised	$ 1	1,374			$ 1,375
Options exercised, shares	336,210
Stock-based compensation relating to options issued to non-employees		85			85
Stock-based compensation relating to options issued to employees and directors		1,282			1,282
Changes in other comprehensive income from marketable securities			(333)		(333)
Changes in other comprehensive income from foreign currency derivative contracts			60		60
Net loss				(15,233)	(15,233)
Balance at Jun. 30, 2016	$ 139	$ 331,538	$ 148	$ (254,692)	$ 77,133
Balance, shares at Jun. 30, 2016					50,908,454